Series B Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Series B Preferred Stock [Member] | Creek Road Miners Inc [Member]
Schedule of Stock Warrants Activity

The following table summarizes Series B preferred stock warrant activity during the year ended December 31, 2022:

	Series B Preferred Stock Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	—	$—
Granted	10,000	1,000
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding at December 31, 2022	10,000	$1,000

Exercisable at December 31, 2022	10,000	$1,000